INCOME TAX	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 15 – INCOME TAX

The Company files its income tax report in the state of Israel and is subject to taxation laws applicable in Israel.

A.
On July 30, 2013, the Israeli parliament approved the Law for the Change in National Priorities (Legislative Amendments to Achieve Budgetary Goals for 2013 and 2014) – 2013 (hereinafter – the “Law for the Change in National Priorities”), which, among other things increased the standard Israeli corporate income tax rate from 25% to 26.5% effective as of January 1, 2014.

On January 4, 2016, the Israeli parliament passed the Law for Amendment of the Income Tax Ordinance No. 216, which, among other things reduced the standard Israeli corporate income tax rate from 26.5% to 25% effective as of January 2016.

In December 2016, the Israeli parliament passed the Economic Efficiency Law (Legislative Amendments to Achieve Budget Targets for the 2017 and 2018 Budget), which set a further reduction of corporate tax from 25% to 23%. The provisions of the law included a Temporary Order stipulate that the corporate tax rate in 2017 will be 24%. As a result, the corporate tax rate that will apply in 2017 will be 24% and the corporate tax rate that will take effect from 2018 onwards will be 23%

B.	The Company has not received final tax assessments since its inception.

C.
As of December 31, 2016, the Company has carry forward losses for Israeli income tax purposes of approximately $2.1 million which can be offset against future taxable income for an indefinite period of time.

D.
Deferred taxes result primarily from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes. Significant components of the Company's future tax assets are as follows:

	Year ended December 31
	2016	2015	2014
Composition of deferred tax assets:	US Dollars

Provision for vacation	1,216	943	2,675
Non capital loss carry forwards	530,306	445,741	292,000
Valuation allowance	(531,522)	(446,684)	(294,675)
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